Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Accrued payroll	$1,195	$1,021
Other	115	680
Total	$1,310	$1,701